iShares®

iShares Trust

Supplement dated June 5, 2014

to the Summary Prospectus, Prospectus

and Statement of Additional Information (the “SAI”)

dated August 1, 2013 for the

iShares Global Nuclear Energy ETF (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund.

Effective June 5, 2014, the number of shares in a Creation Unit and the approximate value of one Creation Unit of the Fund is as follows:

Fund	Creation Unit Size	Approximate Value of a Creation Unit as of June 4, 2014
iShares Global Nuclear Energy ETF	60,000	$2,200,000

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors or its affiliates.
IS-A-NUCL-0614

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated June 5, 2014

to the Summary Prospectus, Prospectus

and Statement of Additional Information (the “SAI”)

dated August 1, 2013 for the

iShares Global Timber & Forestry ETF (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund.

Effective June 5, 2014, the number of shares in a Creation Unit and the approximate value of one Creation Unit of the Fund is as follows:

Fund	Creation Unit Size	Approximate Value of a Creation Unit as of June 4, 2014
iShares Global Timber & Forestry ETF	60,000	$3,100,000

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors or its affiliates.
IS-A-WOOD-0614

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE